DEFERRED GAINS AND OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other noncurrent liabilities

	2019	2018
Deferred gains on sale and leasebacks	$9.1	$19.6
Deferred revenue and contract liabilities	134.1	99.7
Share-based compensation obligations (Note 23)	75.4	75.4
Contingent consideration arising on business combinations	11.9	11.0
Interest payable	15.1	9.5
Purchase options	6.4	6.2
Other	15.0	8.5
	$267.0	$229.9